Prepaid Expenses and Other Current Assets (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid expenses	$ 616,327	$ 798,276
Supplier advances	106,143	168,737
Rent deposits	63,799	297,289
Other advances and deposits	70,137	50,920
Loans to employees	70,529	59,650
Others	248	263
Total	$ 927,183	$ 1,375,135